CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the form of prospectus and statement of additional information dated June 1, 2011 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 171 (“Amendment No. 171”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 171 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-11-000643) on May 27, 2011.

Eaton Vance Parametric Structured International Equity Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: June 1, 2011